Operating Expenses - Schedule of Operating Expenses (Details) - CAD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Operating Expenses [Abstract]
Compensation and employee benefits	[1]	$ 22,439	$ 22,085	$ 70,065	$ 75,756
Other operating expenses	[2]	30,641	17,636	75,551	45,572
Cost of sales	[3]	4,772	6,214	15,834	28,002
Operating expenses		$ 57,852	$ 45,935	$ 161,450	$ 149,330

[1]	Compensation and employee benefits included salaries, bonuses, commissions, post-employment benefits and charges arising from share-based compensation.
[2]	Other operating expenses included general and administrative expenses, marketing expenses, in-orbit insurance expenses, professional fees and facility costs. The balance for the three and nine months ended September 30, 2025 included $0.5 million and $1.5 million of leases not capitalized due to exemptions and variable lease payments not included in the measurement of the lease liabilities (three and nine months ended September 30, 2024 — $0.4 million and $1.5 million).
[3]	Cost of sales included the cost of third-party satellite capacity, the cost of equipment sales and other costs directly attributable to fulfilling the Company’s obligations under customer contracts.